Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share
Schedule of basic and diluted loss per share

	For the Year Ended December 31,
	2023	2024	2025
Numerator (RMB in thousands):
Net loss	(839,528)	(168,967)	(195,161)
Net (income)/loss attributable to noncontrolling interests	(4,113)	(2,835)	2,260
Net loss attributable to ordinary shareholders	(843,641)	(171,802)	(192,901)

Denominator:
Weighted average number of ordinary shares outstanding, basic	299,132,894	273,560,865	240,043,649
Weighted average number of ordinary shares outstanding, diluted	299,132,894	273,560,865	240,043,649
Net loss per share, basic (RMB)	(2.82)	(0.63)	(0.80)
Net loss per share, diluted (RMB)	(2.82)	(0.63)	(0.80)

Schedule of ordinary shares equivalents excluded from computation of dilutive net loss per share

	For the Year Ended December 31,
	2023	2024	2025
Share options and restricted shares	3,130,720	1,034,425	4,633,590